Commitments and Contingencies Loss Contingencies (Details) (USD $)	12 Months Ended	1 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2013 Users	Jun. 30, 2008 June 2008, Paris France, Court of Commerce Ruling [Member]	Sep. 30, 2010 September 2010, Paris France, Court Of Appeal Ruling [Member]	Nov. 30, 2009 November 2009, Paris France, Court of Commerce Ruling [Member]	Dec. 31, 2013 September 2009, Seoul Korea District Court, Trial [Member]	Dec. 31, 2013 January 2010 Seoul District Court [Member] Plaintiffs	Sep. 30, 2012 September 2012, Seoul Korea High Court [Member] lawsuits Plaintiffs	Dec. 31, 2013 January 2013, Seoul High Court [Member] Plaintiffs Users	Jan. 31, 2013 January 2013, Seoul Western District Court [Member] lawsuits Plaintiffs	Dec. 31, 2013 Litigation in Appeal [Member] January 2013, Seoul High Court [Member] Plaintiffs Users	Dec. 31, 2013 Litigation in Appeal [Member] Korean Supreme Court [Member] Users	Dec. 31, 2013 Litigation in Review [Member] Korean Supreme Court [Member] Plaintiffs
Loss Contingencies
Loss Contingency, Damages Awarded, Value		$ 38,600,000	$ 5,700,000	$ 1,700,000
Daily Fines, Enforceable		100,000		2,500
Litigation and Other Legal Matters
Approximate number of users, Korean Subsidiary IAC	20,000,000
Approximate number of users sueing Korean Subsidiary IAC	149,000					34,000	55	33,795	2,291	33,215
Consolation money per user, Korean Court precedent					$ 200
Number of representative suits in trial							3	18	2,284	10		11
Number of Users with Cases in Review											33,218